Average Annual Total Returns{- Strategic Advisers Large Cap Fund} - 05.31 Strategic Advisers Large Cap Fund PRO-09 - Strategic Advisers Large Cap Fund	Strategic Advisers Large Cap Fund Return Before Taxes Past 1 year	Strategic Advisers Large Cap Fund Return Before Taxes Past 5 years	Strategic Advisers Large Cap Fund Return Before Taxes Past 10 years	Strategic Advisers Large Cap Fund After Taxes on Distributions Past 1 year	Strategic Advisers Large Cap Fund After Taxes on Distributions Past 5 years	Strategic Advisers Large Cap Fund After Taxes on Distributions Past 10 years	Strategic Advisers Large Cap Fund After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Large Cap Fund After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Large Cap Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	27.99%	18.34%	16.10%	24.84%	16.19%	14.29%	18.12%	14.24%	12.93%	28.71%	18.47%	16.55%